Equity (Details Textuals 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock and Incentive Compensation Plan [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	0
Aggregate number of shares reserved for issuance	68,000,000
Share utilization factor stock option or stock appreciation right	1
Share utilization factor other	1.179
Shares available for grant	31,803,801
Stock Options [Member]
Equity - Stock-based Compensation Plans [Line Items]
Award Expiration Dating	10 years
Exercisable period	3 years
Closing share price	$ 31.18	$ 44.44
Fair value on the date of grant	$ 78
2005 Non-Management Director Stock Compensation Plan [Member]
Equity - Stock-based Compensation Plans [Line Items]
Aggregate number of shares reserved for issuance	2,000,000
Shares available for grant	1,777,288
2000 Directors Stock Plan [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	0
Performance Shares [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	1,783,070
Exercisable period	3 years
Performance Shares, performance factor lower range	0.0
Performance Shares, performance factor upper range	2.0
Performance Shares Factor Percentage	0.90
Fair value on the date of grant	76
Performance Shares	1,791,609
Restricted Stock [Member]
Equity - Stock-based Compensation Plans [Line Items]
Awards granted	734,159
Exercisable period	3 years
Fair value on the date of grant	$ 31
Other Restricted Stock Units [Member]
Equity - Stock-based Compensation Plans [Line Items]
Exercisable period	5 years